Financial Instruments	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

21. Financial instruments

21.1 Financial assets

Financial assets, other than cash and short-term deposits, comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Financial assets at amortized cost
Loans receivable from related parties	—	21,021
Lease deposits	36,878	20,415
	36,878	41,436
Financial assets at fair value through profit or loss
Forward purchase agreement	2,660,568	—
	2,660,568	—
Total financial assets	2,697,446	41,436

Current	17,606	21,466
Non-current	2,679,840	19,970

On April 26, 2023, the Company and CIIG II (which upon the consummation of the Business Combination became the Company’s wholly owned subsidiary) entered into separate agreements (each a “Forward Purchase Agreement,” and together, the “Forward Purchase Agreements”) with each of ACM ARRT I LLC and CFPA Holdings LLC-Zapp RS (together, the “Sellers”) for OTC Equity Prepaid Forward Transactions, pursuant to which the Sellers might, but were not obligated to, purchase up to 10,000,000 shares of CIIG II Class A common stock, par value $0.0001 per share, in the aggregate before the consummation of the Business Combination, upon which such stock was to be exchanged for Zapp EV Ordinary Shares. Should they fail to purchase that amount of CIIG II shares, as happened, the Sellers were entitled, at any time, to demand that the Company issue additional Ordinary Shares to them for no additional consideration to reach up to 5,000,000 Ordinary Shares per Seller. Prior to the closing of the Business Combination, the Sellers purchased a total of 6,567,814 shares. The complete terms and conditions of the Forward Purchase Agreements were disclosed in the Company’s report on Form 6-K dated April 26, 2023.

The Forward Purchase Agreements were initially recognized as a financial asset at their fair value of $49,270,000 on April 26, 2023 based on a Monte Carlo simulation model. The key inputs to the Monte Carlo simulation are described in Section 23.3.

On July 31, 2023, at the request of Seller CFPA Holdings LLC-Zapp RS, the Company issued an additional 2,432,186 shares to it. An additional financial asset of $1,943,046 was recorded based on the fair value of the Forward Purchase Agreements on that date. Details of the corresponding share capital and premium recorded are set out in Note 19.

On August 23, 2023, Seller CFPA Holdings LLC– Zapp RS delivered a notice to the Company asserting that a Registration Failure had occurred under the parties’ respective Forward Purchase Agreement and designating a Valuation Date of August 24, 2023. On November 22, 2023, CFPA Holdings LLC–Zapp RS delivered a further notice to the Company stating that the Valuation Period under the parties’ respective Forward Purchase Agreement had concluded, that the Forward Purchase Agreement had terminated, and that, based on the average daily VWAP of the Company's shares on the Nasdaq Global Market over the Valuation Period, “neither the Seller nor the Counterparty shall be liable to the other party for any payment of any Settlement Amount” under the agreement.

The Forward Purchase Agreement in relation to the remaining shares was revalued to its fair value of $2,660,568 at September 30, 2023 based on a Monte Carlo simulation. A cumulative fair value loss of $48,552,478 was recognized in other income and expense in relation to the Forward Purchase Agreements in the year ended September 30, 2023.

On January 23, 2024, Seller ACM ARRT I LLC and the Company terminated their respective Forward Purchase Agreement by mutual agreement. Neither party shall have any further obligation to the other.

See Note 24 for further details.

21.2 Financial liabilities

Financial liabilities comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	19,754,628	795,762
Loans and borrowings	4,736,583	47,360
Lease liabilities	396,734	332,816
	24,887,945	1,175,938
Financial liabilities at fair value through profit or loss
Warrants	603,028	323,864
	603,028	323,864
Total financial liabilities	25,490,973	1,499,802

Current	24,568,306	1,464,931
Non-current	922,666	34,871

The following is a summary of the interest bearing loans and borrowings of the Group as at September 30, 2023 and September 30, 2022:

	Interest rate	Maturity	September 30, 2023	September 30, 2022
Current
Bank loans	2.50%	Within one year	14,527	12,489
Promissory notes	0.00% to 15.00%	Within one year	3,699,191	—
			3,713,718	12,489
Non-current
Bank loans	2.50%	2026	22,866	34,871
Promissory notes	15.00%	2025	1,000,000	—
			1,022,866	34,871

As at September 30, 2023, there were 26,437,500 warrants outstanding which do not meet the criteria for equity accounting and are accounted for as a financial liability with movements in fair value being reported within other expenses. For the year ended September 30, 2023, total gains on revaluation of $2,039,723 were recorded in relation to the warrants. See Notes 7 and 17.

21.3 Fair value

The fair value of the Forward Purchase Agreements was measured using a Monte Carlo simulation model. The table below presents the key inputs used in the model. Share price was measured using Level 1 inputs. Expected volatility was measured using Level 2 inputs.

	April 26, 2023	September 30, 2023

Valuation method	Monte Carlo	Monte Carlo
Number of shares	6,567,814	3,741,424
Opening share price	$8.75	$0.75
Expected volatility	70.0%	70.0%
Dividend yield	0.0%	0.0%
Risk free interest rate	3.8%	4.9%
Fair value per share	$7.50	$0.71

Management assessed that the fair value of other receivables and trade and other payables approximated their carrying value due to the short-term maturities of those instruments.

The fair value of other receivables and trade and other payables has been measured using Level 3 valuation inputs.

The fair value of public warrants was measured using Level 1 inputs and the fair value of private placement warrants was measured using Level 3 inputs.

21.4 Interest rate risk management

Interest rate risk is the risk that changes in interest rates will affect the income and financial management of the Group. The Group is not exposed to interest rate risk as none of its loans and borrowings have a variable interest rate.

21.5 Foreign currency risk management

Foreign currency risk is the risk that arises when individual Group entities enter into transactions denominated in a currency other than their functional currency. The Group does not currently hedge against currency risk through the use of financial instruments such as foreign currency swaps.

The Group is predominantly exposed to currency risk on unpaid liabilities related to the Business Combination incurred by Zapp UK which are denominated in USD, while the functional currency of Zapp UK is GBP.

The following tables demonstrate the sensitivity to a reasonable possible change in exchange rates, with all other variables held constant. The impact on the Group's profit before tax is due to changes in the fair value of monetary assets and liabilities. The impact on the Group's equity is due to changes in the value of the net assets of entities whose functional currency is not USD.

(in USD)	Effect on profit before tax	Effect on equity
5% strengthening of GBP against USD	363,722	306,328
5% weakening of GBP against USD	(402,009)	(338,573)

5% strengthening of EUR against USD	22,166	58,143
5% weakening of EUR against USD	(20,055)	(59,883)

5% strengthening of THB against USD	29,057	(51,168)
5% weakening of THB against USD	(26,290)	62,290

21.6 Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or bank ("counterparty") fail to meets its contractual obligations resulting in a financial loss to the Group. Since the Group has yet to commence sales, it's maximum exposure to credit risk at the year end was equal to the carrying amount of cash and cash equivalents on the statement of financial position.

Credit risk from balances with banks and financial institutions is managed by only holding cash and cash equivalent with reputable banks that are perceived to have a low risk of failure.

21.7 Liquidity risk management

Liquidity risk refers to the ability of the Group to meet the obligations associated with its financial liabilities that are settled as they fall due.

The table below summarizes the maturity profile of the Group's financial liabilities based upon contractual, undiscounted payments:

(in USD)	Less than one year	1 to 5 years	Over 5 years	Total
Bank loans	14,527	24,198	—	38,725
Promissory notes	3,907,838	1,175,000	—	5,082,838
Lease liabilities	84,785	256,005	109,791	450,580
Accounts payable and accrued liabilities	19,754,628	—	—	19,754,628
	23,761,778	1,455,203	109,791	25,326,771